Significant Accounting Policies	6 Months Ended
Jun. 30, 2023
Disclosure of Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
2.	SIGNIFICANT ACCOUNTING POLICIES

The accounting policies applied for the six months ended June 30, 2023 and 2022 are consistent with those of the audited consolidated financial statements for the years ended December 31, 2022, 2021 and 2020, as described in those audited consolidated financial statements, except for the adoption of new and amended International Financial Reporting Standards (“IFRS”) effective for the year ending December 31, 2022 which are relevant to the preparation of the June 30, 2023 and 2022 interim condensed consolidated financial statements.

On September 25, 2023, the interim condensed consolidated financial statements were approved by the board of directors and authorized for issuance.

2.1	Basis of presentation

The accompanying interim condensed consolidated financial statements have been prepared in accordance with International Accounting Standard (“IAS”) 34, “Interim Financial Reporting”. These statements should be read in conjunction with the audited consolidated financial statements for the years ended December 31, 2022, 2021 and 2020, which have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The interim condensed consolidated financial statements have been prepared on a historical cost basis. In the opinion of management, all adjustments necessary for a fair presentation have been included in the accompanying unaudited condensed consolidated financial statements. The results of operations for the six months ended June 30, 2023 are not necessarily indicative of the results that may be expected for the full year ended December 31, 2023.

All amounts are presented in United States dollars (“USD”) and have been rounded to the nearest USD.

In addition, the accompanying condensed consolidated interim financial statements are presented on the basis that the Company is a going concern. The going concern assumption contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

The Company’s operating losses and net current liability position may raise substantial doubt on the Company’s ability to continue as a going concern.

In assessing the going concern, management and the Board has considered:

-	As of June 30, 2023, the current and non-current portion of loan outstanding with WK Venture Success Limited (“WK Venture”) were approximately $2.5 million and $13.6 million, respectively, which will be due on December 31, 2024 (Note 14). On September 28, 2023, WK Venture agreed to convert the principal and accrued interest of this loan in an aggregate amount of $15,914,615 at the conversion price of $5.40 into restricted ordinary shares of the Company. Thus, the loan with WK Venture has no impact on the Company’s liquidity and on the Company’s ability to meet its short-term financial obligations.

-	As of June 30, 2023, the Company has a convertible note payable of $606,786 with Streeterville Capital, LLC ( “CVP”), which will be due on October 24, 2023 (Note 15). Management believes this convertible note payable will be settled before the maturity date, either CVP will convert the outstanding balance into restricted ordinary shares or the Company will repay the amount owed in cash.

-	Based on the budget and financial plans of the Company, management is satisfied that the receipt of an aggregate of approximately $21.0 million, after deducting underwriting discounts and other offering expenses from the two underwritten public offering proceeds (Note 19) has provided the Company adequate financial resources to continue in operational existence for the foreseeable future, a period of at least 12 months from the date of this report.

On January 31, 2023, the Company completed a 1 for 40 share consolidation of its authorized and issued ordinary shares whereby every forty shares were consolidated into one share. In addition, the par value of each ordinary share increased from $0.003 to $0.12. Immediately following the completion of the share consolidation, the Company increased its authorized ordinary shares from 7,500,000 ordinary shares to 300,000,000 ordinary shares. The accompanying interim condensed consolidated financial statements for the six months ended June 30, 2022 have been retroactively adjusted to reflect the effect of the share consolidation.

2.2	Basis of consolidation

The consolidated statements of profit or loss and other comprehensive loss, statements of changes in equity and statements of cash flows of the Company for the relevant periods include the results and cash flows of all companies now comprising the Company from the earliest date presented or since the date when the subsidiaries and/or businesses first came under the common control of the controlling shareholders, wherever the period is shorter.

The interim condensed consolidated balance sheet of the Company as of June 30, 2023 has been prepared to present the assets and liabilities of the subsidiaries under the historical cost convention.

Equity interests in subsidiaries held by parties other than the controlling shareholders are presented as non-controlling interests in equity.

All intra-group and inter-company transactions and balances have been eliminated on consolidation.

2.3	Segment reporting

Segment information is consistent with how management reviews the businesses, makes investing and resource allocation decisions and assesses operating performance. Transfers and sales between reportable segments, if any, are recorded at cost.

The Company reports financial and operating information in the following five segments (Note 23):

(i)	Secured logistics;

(ii)	Information security;

(iii)	Robotics AI solutions;

(iv)	General security solutions; and

(v)	Corporate and others

2.4	Business combinations

The Company accounts for business combinations using the acquisition method when control is transferred to the Company, other than those between and among entities under common control. The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired. Any goodwill that arises is tested annually for impairment. Any gain on the bargain purchase is recognized in the statement of profit or loss immediately. Transaction costs are expensed as incurred, except if related to the issue of debt or equity securities.

2.5	Critical accounting estimate and judgements

The preparation of the consolidated financial statements in conformity with IFRS requires management to make estimates and judgments that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates.

In preparing the interim condensed consolidated financial statements, the significant judgments made by management in applying the Company’s accounting policies and the key sources of estimation uncertainty were the same as those that applied to the consolidated financial statements for the year ended December 31, 2022.

2.6	Foreign currency translation

The presentational currency of the Company is the U.S. dollar (“USD”). The functional currency of Guardforce, AI Holdings, AI Robots, Horizon Dragon, Southern Ambition, AI Singapore, AI Robotics, AI Robots Service, AI Malaysia, AI Macau, AI US, AI Australia, AI Dubai, AI UK, AI Korea, AI Japan, AI Canada and AI Vietnam is the USD. The functional currency of AI Hong Kong and Handshake is the Hong Kong dollar (“HKD”). The functional currency of AI Thailand, GF Cash (CIT) and AI R&I is the Thai Baht (“Baht” or “THB”). The functional currency of AI Shenzhen, AI Jian, Shenzhen GFAI, Guangzhou GFAI and Beijing Wanjia is the Chinese Renminbi (“RMB”).

The currency exchange rates that impact our business are shown in the following table:

	Period End Rate		Average Rate
	June 30,	December 31,	For the six months ended June 30,
	2023	2022	2023	2022
Thai Baht	0.0283	0.0289	0.0293	0.0295
Hong Kong Dollar	0.1282	0.1282	0.1282	0.1282
Chinese Renminbi	0.1379	0.1447	0.1444	0.1544

2.7	Financial risk management

2.7.1	Financial risk factors

The Company’s activities expose it to a variety of financial risks: foreign exchange risk, interest rate risk and liquidity risk. The Company’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company’s financial performance.

The interim condensed consolidated financial statements do not include all financial risk management information and disclosures required in the audited financial statements, and should be read in conjunction with the Company’s audited consolidated financial statements as of December 31, 2022, 2021 and 2020.

2.7.2	Liquidity risk

Prudent liquidity management implies maintaining sufficient cash and cash equivalents and the availability of funding through an adequate amount of committed credit facilities.

The Company’s primary cash requirements are for operating expenses and purchases of fixed assets. The Company mainly finances its working capital requirements from cash generated from funds raised from the public offerings, operations, proceeds from the exercise of warrants, bank borrowings and finance leases.

The Company’s policy is to regularly monitor current and expected liquidity requirements to ensure it maintains sufficient cash and cash equivalents and an adequate amount of committed credit facilities to meet its liquidity requirements in the short and long term.

At the reporting date, the contractual undiscounted cash flows of the Company’s current financial liabilities approximate their respective carrying amounts due to their short maturities.

2.7.3	Capital risk management

The Company’s objectives on managing capital are to safeguard the Company’s ability to continue as a going concern and support the sustainable growth of the Company in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to enhance shareholders’ value in the long term.

In order to maintain or adjust the capital structure, the Company may adjust the amount of dividends paid to shareholders, return of capital to shareholders, issue new shares or sell assets to reduce debt.

2.7.4	Impact of COVID-19

The COVID-19 pandemic developed rapidly in 2020. The resulting impact of the virus on the operations and measures taken by various governments to contain the virus have negatively affected the Company’s financial performance in the fiscal year 2022. The regulatory measures in response to the pandemic were relaxed and travel restrictions in most countries was lifted in late 2022, the Company might be recovered through the increase in economic activity in the fiscal year 2023. The Company is monitoring the situation closely and conscientiously managing its costs by adopting an operating cost reduction strategy and conserving liquidity by working with major creditors to align repayment obligations with receivable collections.

2.8	Inventories

Inventories consist of robots and security equipment which are stated at the lower of cost, determined on a weighted average basis, or net realizable value. Net realizable value is the estimated selling price in the ordinary course of business less the estimated cost of completion and the estimated costs necessary to make the sale. When inventory is sold, their carrying amount is charged to expense in the period in which the revenue is recognized. Write-downs for declines in net realizable value or for losses of inventories are recognized as an expense in the period the impairment or loss occurs. The Company recorded an allowance for slow-moving or obsolete robot inventories of $3,090,283 and nil for the six months ended June 30, 2023 and 2022, respectively.

During the six months ended June 30, 2023 and 2022, all robot inventories were purchased from the related parties (Note 22), and all security equipment’s inventories were purchased from third parties.

2.9	Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

The Company recognizes the contractual right to receive money or products from related parties as amounts due from related parties. For those that the contractual maturity date is less than one year, the Company records as current assets.

2.10	Assets under construction

Assets under construction recorded in property, plant and equipment and intangible assets are stated at cost less impairment losses, if any. Cost comprises direct costs of construction as well as interest expense and exchange differences capitalized during the periods of construction and installation. Capitalization of these costs ceases and the construction in progress is transferred to property, plant and equipment when substantially all the activities necessary to prepare the assets for their intended use are completed. No depreciation is provided for assets under construction until they are completed and ready for intended use.

2. 10	Goodwill

Following initial recognition, goodwill is stated at cost less any accumulated impairment losses. Goodwill is reviewed for impairment annually or more frequently if events or changes in circumstances indicate that the carrying value may be impaired.

At the acquisition date, any goodwill acquired is allocated to the cash-generating units (CGU) which are expected to benefit from the combination’s synergies. Impairment is determined by assessing the recoverable amount of the CGU to which the goodwill related. Where the recoverable amount of the CGU is less than the carrying amount, an impairment loss is recognized. Where goodwill forms part of a CGU and part of the operation within that unit is disposed of, the goodwill associated with the operation disposed of is included in the carrying amount of the operation when determining the gain or loss on disposal of the operation. Goodwill disposed of In these circumstances is measured on the basis of the relative values of the operation disposed of and the portion of the CGU retained. The Company recorded a goodwill impairment of 1,263,040 and nil for the six months ended June 30, 2023 and 2022, respectively.

2.11	Impairment of long-lived assets

At the end of each reporting period, the Company reviews the carrying amounts of its long-lived assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs. For the six months ended June 30, 2023, an impairment loss on the robot assets of $1,591,766 was recognized when the carrying amount was greater than the value in use. Management estimated the value in use by estimating the expected cash flows from the cash-generating unit as well as a suitable discount rate in order to calculate the present value of those cash flows. The basis of impairment is determined based on the result of assessment. The Company did not incur any impairment loss for the six months ended June 30, 2022.

2.12	Offsetting Assets and Liabilities

During the six months ended June 30, 2023, the Company engaged in offsetting arrangements for certain financial assets and financial liabilities. These arrangements primarily involve the offsetting of related party receivables, related party payables and borrowings from a related party. The Company has established legally enforceable rights to offset financial assets and financial liabilities subject to offsetting arrangements. These rights may arise from agreements, netting arrangements, or a combination of legal and contractual rights.

2.13	Revenue from contracts with customers

The Company generates its revenue primarily from four service lines: (1) Secure logistics; (2) Robotics AI resolutions; (3) Information security; and (4) General security solutions.

Each service line primarily renders the following services:

(1)	Secure logistics

(i)	Cash-In-Transit – Non Dedicated Vehicle (CIT Non-DV); (ii) Cash-In-Transit – Dedicated Vehicle (CIT DV); (iii) ATM management; (iv) Cash Processing (CPC); (v) Cash Center Operations (CCT); (vi) Consolidate Cash Center (CCC); (vii) Cheque Center Service (CDC); (viii) Express Cash; (ix) Coin Processing Service; and (x) Cash Deposit Management Solutions

(2)	Robotics AI solutions

(i)	Sale of robots and (ii) Rental of robots

(3)	Information security

(i)	Penetration test; (ii) PCI ASV Scan and (iii) Rapid7 Sales

(4)	General security solutions

(i)	Installation of fire alarm security systems; (ii) Sale of security equipment

The Company recognizes revenue at a point in time as products are delivered and services are performed. Consultancy fees typically covers a period of time, the revenue is recognized on a ratable basis over the contract term. The Company applies the following five-step model in order to determine the amount:

●	To identify the contract or quotation with the agreed service price.

●	To evaluate the services engaged in the customer’s contract and identify the related performance obligations.

●	To consider the contract terms and commonly accepted practices in the business to determine the transaction price. The transaction price is the consideration that the Company expects to be entitled for delivering the services engaged with the customer. The consideration engaged in a customer’s contract is generally a fixed amount.

●	To allocate the transaction price, if necessary, to each performance obligation (to each good or service that is different) for an amount that represents the part of the benefit that the Company expects to receive in exchange for the right of delivering the services engaged with the customer.

●	To recognize revenue when the Company satisfies the performance obligation through the rendering of services engaged.

All of the conditions mentioned above are accomplished normally when the services are rendered to the customer and this moment is considered a point in time. The reported revenue reflects services delivered at the contract or agreed-upon price.

Contract liabilities consist of deferred revenue related to prepaid fees received from customers for future information security service over the term of the service agreement. The Company expects to recognize revenue of $428,839 within the next 12 months and $nil after 12 months to 36 months.

Revenue is recognized when the related performance obligation is satisfied.

Disaggregation information of revenue by service type which was recognized based on the nature of performance obligation disclosed above is as follows:

	For the six months ended June 30,
	2023	Percentage of Total	2022	Percentage of Total
Service Type	$	Revenue	$	Revenue
	(Unaudited)		(Unaudited)
Cash-In-Transit – Non-Dedicated Vehicles (CIT Non-DV)	$5,988,087	32.5%	$5,377,474	31.8%
Cash-In-Transit – Dedicated Vehicle to Banks (CIT DV)	1,961,464	10.7%	2,135,199	12.6%
ATM Management	3,895,708	21.2%	4,731,015	27.9%
Cash Processing (CPC)	1,613,933	8.8%	1,410,902	8.3%
Cash Center Operations (CCT)	958,760	5.2%	1,202,214	7.1%
Consolidate Cash Center (CCC)	395,105	2.1%	225,513	1.3%
Cheque Center Service (CDC)	-	-%	4,729	0.05%
Others **	4,332	0.02%	4,399	0.05%
Cash Deposit Management Solutions (GDM)	1,125,767	6.1%	869,102	5.1%
Robotics AI solutions	440,229	2.4%	719,041	4.2%
Information security	407,689	2.2%	262,934	1.6%
General security solutions	1,622,218	8.8%	-	-%
Total	$18,413,292	100.0%	$16,942,522	100.0%

**	Others include primarily revenue from express cash and coin processing services.

During the six months ended June 30, 2022, revenues amounting to $16,808,399 were generated from third parties; and $134,123 were generated from a related party (Note 22).

During the six months ended June 30, 2023 all revenues were generated from third parties.

2.14	Cost of sales

Cost of sales consists primarily of internal labor costs and related benefits, and other overhead costs that are directly attributable to services provided.

2.15	New and amended accounting standards

All new standards and amendments that are effective for annual reporting period commencing January 1, 2023 have been applied by the Company for the six months ended June 30, 2023. The adoption of these new and amended standards did not have material impact on the interim condensed consolidated financial statements of the Company. A number of new standards and amendments to standards have not come into effect for the year beginning January 1, 2023, and they have not been early adopted by the Company in preparing these interim condensed consolidated financial statements. None of these new standards and amendments to standards is expected to have a significant effect on the interim condensed consolidated financial statements of the Company.